Note 12 - Derivative Instruments	6 Months Ended
Apr. 30, 2026
Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]

12. Derivative instruments:

Designated Hedges

At April 30, 2026, the Bank had an outstanding contract established for asset liability management purposes to swap between fixed and floating interest rates with an amortizing notional amount currently totaling $19.3 million ( October 31, 2025 - $20.2 million), of which $19.3 million ( October 31, 2025 - $20.2 million) qualified for hedge accounting. The Bank enters into interest rate swap contracts for its own account exclusively and does not act as an intermediary in this market. The maturity date of the amortizing interest rate swap is March 1, 2034. At April 30, 2026, fair value of $46,000 (asset) ( October 31, 2025 - $340,000 (liability)) relating to this contract was included in other assets (liabilities) and the offsetting amount included in the carrying values of the liabilities (assets) to which they relate. Approved counterparties are limited to major Canadian chartered banks. The carrying amount of the hedged item recognized in credit assets was $19.6 million ( October 31, 2025 - $20.9 million). The accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item is $1.7 million ( October 31, 2025 - $1.9 million).

As of April 30, 2026, the Bank utilized a foreign exchange forward contract to mitigate foreign exchange risk on its net investments in VersaBank USA. This hedging strategy is aimed at minimizing foreign exchange risk related to fluctuations between VersaBank’s functional currency, CAD, and the foreign currency of its net investment, USD. Changes in the fair value of these derivatives, attributable to the effective portion of the hedge, are recognized in other comprehensive income, while the ineffective portion, if any, is recorded in profit or loss. As of April 30, 2026, the outstanding foreign exchange forward contract had a notional value of USD $138.6 million ( October 31, 2025 - USD $138.6 million) and a fair value of $4,300,000 (asset) ( October 31, 2025 - $61,400 (liability)), hedging a portion of the USD $186.0 million investment in VersaBank USA. For the three and six month periods ended April 30, 2026, a loss of $6,361,740 ( April 30, 2025 - gain of $3,800,138) and a loss of $41,580 ( April 30, 2025 – loss of $235,762) was recognized in other comprehensive income, representing the effective portion of the hedge. Since there was no hedge ineffectiveness, there was no impact on profit or loss from this hedge. The hedge was assessed as highly effective, supporting the Bank’s risk management strategy to stabilize the financial impact of foreign exchange movements.

As of April 30, 2026, an accounting hedge exists for the remaining USD $47.4 million of the USD $186.0 million investment in VersaBank USA. This is achieved through the allocation of part of a USD $75.0 million subordinated debt raised by the Bank in April 2021. Both the credit asset (liability) and the investment (asset) move in equal and opposite directions, with the liability serving as a hedge against foreign exchange rate fluctuations that may affect the valuation of the investment asset.

Economic Hedges

As at April 30, 2026, the Bank entered into a foreign exchange forward contract to mitigate foreign exchange risk on its net investment in VersaFinance US Corp. This hedging arrangement was established during 2025. The hedge is intended to reduce exposure to fluctuations between VersaBank’s functional currency, CAD, and the currency of the net investment, USD. Changes in the fair value of the instrument attributable to the portion of the hedge are recognized in profit or loss. As at April 30, 2026, the outstanding foreign exchange forward contract had a notional value of USD $14.0 million ( October 31, 2025 — USD 14.0 million) and a fair value of $434,000 (asset) ( October 31, 2025 - $1,500 (liability)). The contract economically hedges a portion of the USD $14.0 million investment in VersaFinance US Corp, which is designed to significantly offset the FX impact of translating USD-denominated assets and liabilities within VersaFinance US Corp into CAD. For the three and six month periods ended April 30, 2026, a loss of $599,330 ( April 30, 2025 - gain of $nil) and a loss of $84,130 ( April 30, 2025 - gain of $nil) was recognized in profit or loss, representing the total impact of the economic hedge.

As of April 30, 2026, the Bank utilized a foreign exchange forward contract to mitigate foreign exchange risk associated with the intercompany loan denominated in USD, resulting from intercompany transfer of assets, which aims to minimize foreign exchange risk related to fluctuations between the Bank’s functional currency, CAD, and the foreign currency denominated loan. As of April 30, 2026 the outstanding foreign exchange forward contract relating to this intercompany loan had a notional value of USD $12.1 million and a fair value of $375,000 (asset) ( October 31, 2025 - $5,400 (liability)).